Financial Risk Management - Maturity Analysis of Contractual Undiscounted Cash Flows for Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	¥ 372,504,746	¥ 356,053,522
Contractual undiscounted cash flows, Derivative financial instruments	9,303,258	11,877,473
On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	236,220,113	237,118,081
Contractual undiscounted cash flows, Derivative financial instruments	8,882,734	11,207,740
Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	89,749,623	73,550,805
Contractual undiscounted cash flows, Derivative financial instruments	0	550
Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	23,059,702	20,688,794
Contractual undiscounted cash flows, Derivative financial instruments	20,073	22,452
Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	11,807,835	10,821,117
Contractual undiscounted cash flows, Derivative financial instruments	75,619	162,517
Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,363,807	6,245,445
Contractual undiscounted cash flows, Derivative financial instruments	122,772	115,602
Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	7,303,666	7,629,280
Contractual undiscounted cash flows, Derivative financial instruments	202,060	368,612
Deposits from customers [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	190,043,600	182,107,625
Deposits from customers [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	121,012,519	124,948,217
Deposits from customers [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	46,594,286	38,316,007
Deposits from customers [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	17,173,432	14,347,019
Deposits from customers [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,157,803	2,665,810
Deposits from customers [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,006,617	710,143
Deposits from customers [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,098,943	1,120,429
Call money and bills sold [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,378,277	3,138,049
Call money and bills sold [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0	12,753
Call money and bills sold [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,346,342	3,116,809
Call money and bills sold [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	31,935	5,899
Call money and bills sold [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0	2,588
Call money and bills sold [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Call money and bills sold [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Repurchase agreements and cash collateral on securities lent [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	27,791,101	20,166,958
Repurchase agreements and cash collateral on securities lent [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	155,438	268,070
Repurchase agreements and cash collateral on securities lent [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	27,456,024	19,488,046
Repurchase agreements and cash collateral on securities lent [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	179,639	410,842
Repurchase agreements and cash collateral on securities lent [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Repurchase agreements and cash collateral on securities lent [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Repurchase agreements and cash collateral on securities lent [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,838,439	4,924,490
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,838,439	4,924,490
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Financial liabilities designated at fair value through profit or loss [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	643,610	522,287
Financial liabilities designated at fair value through profit or loss [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Financial liabilities designated at fair value through profit or loss [member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,100	4,223
Financial liabilities designated at fair value through profit or loss [member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	41,121	17,928
Financial liabilities designated at fair value through profit or loss [member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	101,704	89,206
Financial liabilities designated at fair value through profit or loss [member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	79,461	60,952
Financial liabilities designated at fair value through profit or loss [member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	418,224	349,978
Borrowings [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	12,324,741	15,707,147
Borrowings [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	301,721	135,527
Borrowings [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,102,473	1,527,324
Borrowings [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,184,919	4,562,586
Borrowings [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	5,090,260	4,210,119
Borrowings [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	530,156	3,084,857
Borrowings [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,115,212	2,186,734
Debt securities in issue [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	14,761,931	14,709,544
Debt securities in issue [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Debt securities in issue [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,858,867	3,598,452
Debt securities in issue [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,381,446	1,275,564
Debt securities in issue [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,342,775	3,735,948
Debt securities in issue [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,675,596	2,310,650
Debt securities in issue [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,503,247	3,788,930
Lease payable [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	426,087	458,635
Lease payable [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Lease payable [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	19,100	20,099
Lease payable [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	62,448	64,456
Lease payable [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	115,293	117,446
Lease payable [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	71,831	78,843
Lease payable [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	157,415	177,791
Others-liabilities [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	10,346,934	10,523,048
Others-liabilities [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,961,970	3,033,285
Others-liabilities [member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	7,369,431	7,479,845
Others-liabilities [member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,762	4,500
Others-liabilities [member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Others-liabilities [member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	146
Others-liabilities [member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	10,625	5,418
Loan commitments [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	91,810,227	88,926,181
Loan commitments [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	91,810,227	88,926,181
Loan commitments [member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Loan commitments [member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Loan commitments [member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Loan commitments [member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Loan commitments [member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	0
Financial guarantees and other credit-related contingent liabilities [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	15,139,799	14,869,558
Financial guarantees and other credit-related contingent liabilities [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	15,139,799	¥ 14,869,558
Financial guarantees and other credit-related contingent liabilities [member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments
Financial guarantees and other credit-related contingent liabilities [member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments
Financial guarantees and other credit-related contingent liabilities [member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments
Financial guarantees and other credit-related contingent liabilities [member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments
Financial guarantees and other credit-related contingent liabilities [member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments